Number of Options Granted and Associated Weighted Average Grant-Date Fair Values and Weighted Average Exercise Prices (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options granted	96,960	255,761	19,192
Weighted average grant-date fair value (per unit)	$ 13	$ 12	$ 15
Weighted average exercise price (per unit)	$ 39	$ 35	$ 38